CONVERTIBLE NOTES PAYABLE (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012	Feb. 07, 2012
Discount on certain convertible debentures		$ 177,404					$ 177,404
Stock and convertible debentures sold for cash								1,250,000
Common stock share amount								625,000
Convertible debenture amount								625,000
Debenture pursuant to Subscription Agreement								693,774
Proceeds from Convertible Debt	250,000	425,000		200,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%		6.00%		6.00%	6.00%
Interest Payable		25,308					25,308
Recievable Common Shares		1,193,773					1,193,773
Debt Instrument, Unamortized Discount		142,909		172,476		172,476	142,909
Interest Expense, Debt		29,567
Long-term Debt, Gross		625,000					625,000
Debt Instrument, Convertible, Conversion Price		$ 0.50					$ 0.50
Debt Instrument, Convertible, Beneficial Conversion Feature		0	0	177,404			177,404
Description Of Convertible Debt Converted Into Common Stock		If the outstanding principal had been converted into shares of our common stock as of September 30, 2012, the holders thereof would have received 500,000 shares of common stock.
Proceeds from Issuance of Common Stock		425,000	0	200,000	0	225,000	625,000
Convertible Debt [Member]
Long-term Debt, Gross		250,000					250,000
Interest Payable, Current		3,750					3,750
Minimum [Member]
Debenture conversion price								$ 0.65
Maximum [Member]
Debenture conversion price								$ 1.25
Per Tranche [Member]
Convertible debenture amount								$ 250,000